Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carried forward	$ 57,519	$ 10,290
Write-down of inventories	26,608	15,540
Property, equipment and software	6,597	5,012
Share-based compensation	5,646	4,427
Warranty reserve	281	139
Operating lease right-of-use assets	260	0
Allowance for doubtful accounts	200	203
Total gross deferred tax assets	97,111	35,611
Less: Valuation allowance	(30,042)	(13,871)	$ (2,821)	$ (46,712)
Deferred tax assets, net of valuation allowance	67,069	21,740
Deferred tax liabilities
Operating lease liabilities	(260)	0
Total gross deferred tax liabilities	(260)	0
Net deferred tax assets	$ 66,809	$ 21,740